Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	16,445,000
Proposed Maximum Offering Price per Unit	164.00
Maximum Aggregate Offering Price	$ 2,696,980,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 372,452.94
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the :Securities Act:). All securities offered hereby are for the account of the selling stockholders named in the prospectus supplement to the Registration Statement No. 333-293137 on Form S-3. In accordance with Rule 416 under the Securities Act, this Registration Statement shall be deemed to cover any additional shares to be offered or issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. Includes up to 2,145,000 shares of NRG Energy, Inc. common stock, par value $0.01 per share, that the underwriters have an option to purchase.